Trade and other receivables, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and other receivables, net [Line Items]
Beginning balance	$ 31,607	$ 26,520	$ 25,636
Provision of the period	676	5,087	903
Reversals of the period	(99)	0	(19)
Final balance	32,184	31,607	26,520
Trade receivables, net ,Allowance for doubtful accounts	(22,823)	(22,644)	21,741
Other receivables, Allowance for doubtful accounts	$ 9,361	$ (8,963)	$ 4,779